Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

8 Goodwill

The changes in goodwill in 2013 and 2012 were as follows:

	2013	2012
Balances as of January 1
Cost	2,502	2,454
Accumulated impairment	(225)	(223)

Book value	2,277	2,231
Changes in book value:
Acquisitions	1	11
Divestments	—	(6)
Translation differences||	80	41

Total changes	81	46

Balances as of December 31
Cost	2,593	2,502
Accumulated impairment	(235)	(225)

Book value	2,358	2,277

Acquisitions in 2012 relate to the acquisition of the Catena Group. Divestments in 2012 relate to the divestment of the High Speed Data Converter business.

No goodwill impairment charges were required to be recognized in 2013 or 2012.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See Note 19, “Segment and Geographical Information”, for goodwill by segment and Note 16, “Acquisitions and Divestments”.